Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	$ 1,051,151	$ 1,388,313
Change in fair value	(198,330)	(337,162)
Balance at ending	852,821	1,051,151
Sponsor Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	341,846	451,495
Change in fair value	(64,499)	(109,649)
Balance at ending	277,347	341,846
Total [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,392,997	1,839,808
Change in fair value	(262,829)	(446,811)
Balance at ending	$ 1,130,168	$ 1,392,997